TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable

	2020	2019
Trade accounts receivable - in Brazil	2,081,740	1,193,971
Trade accounts receivable - exports from Brazil	26,121	117,274
Trade accounts receivable - outside of Brazil	1,766,555	1,459,204
(-) Impairment loss on trade receivables	(137,146)	(98,079)
	3,737,270	2,672,370

Schedule of accounts receivable by aging

	2020	2019
Current	3,466,000	2,226,121
Past-due:
Up to 30 days	259,756	381,999
From 31 to 60 days	48,905	58,972
From 61 to 90 days	9,355	30,202
From 91 to 180 days	13,636	15,384
From 181 to 360 days	15,899	16,739
Above 360 days	60,865	41,032
(-) Impairment on financial assets	(137,146)	(98,079)
	3,737,270	2,672,370

Schedule of the changes in impairment on financial assets

Balance as of January 1, 2018	(179,702)
Impairment on financial assets during the year	(111,900)
Recoveries in the year	101,986
Write-offs	39,943
Exchange variation	(5,136)
Assets held for sale	(3,348)
Balance as of December 31, 2018	(158,157)
Impairment on financial assets during the year	(81,243)
Recoveries in the year	60,199
Write-offs	78,635
Exchange variation	2,487
Balance as of December 31, 2019	(98,079)
Impairment on financial assets during the year	(148,548)
Recoveries in the year	84,416
Write-offs	36,210
Exchange variation	(11,145)
Balance as of December 31, 2020	(137,146)